INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Deferred Tax Assets (liabilities):
Valuation Allowance	$ 0	$ 0
Total Current Deferred Tax Asset (liability)	0	0
Noncurrent Deferred Tax Assets (liabilities):
Derivative (gain) Expense	2,073,432	1,330,683
Intangible Assets Amortization	1,253,096	956,355
Net Operating Loss Carry Forwards	5,725,115	2,752,287
Stock Based Compensation	1,878,003	1,743,527
Other	(1,679,863)	99,034
Less: Valuation Allowance	(9,249,782)	(6,881,886)
Total Noncurrent Deferred Tax Asset (liability)	0	0
Total Deferred Tax Asset (liability)	$ 0	$ 0